Note 16 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2021	2020
Equity accounted investments	$16,550	$6,158
Co-investment commitments	20,284	14,345
Maximum exposure to loss	$36,834	$20,503